Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Carrying Value [Table Text Block]
	2014	2013
Land (a)	$945,180	$945,180
Land improvements	164,758	164,758
Buildings	3,308,465	631,299
Mining equipment	1,684,197	1,569,635
Milling equipment	2,620,300	333,594
Laboratory equipment	594,451	65,934
Office equipment	72,174	60,992
Vehicles	148,673	140,002
	9,538,198	3,911,394
Less: Accumulated depreciation	2,482,324	1,317,958
	7,055,874	2,593,436
Construction in progress (b)	-	3,438,113
Total	$7,055,874	$6,031,549